LEASE (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Lessee, Lease, Description [Line Items]
Existence of option to extend lease	true
Existence of option to terminate lease	true
Operating lease expenses	¥ 32,064	¥ 23,752
Amortization expenses of land use rights	¥ 10,362	¥ 6,908
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Original term of the lease	5 years
Remaining lease term	3 years
Extension term of the lease	5 years
Termination term of the lease	1 year